Note 11 - Other Assets (Detail) - Other Assets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Prepaid expenses	$ 727,000	$ 520,000	$ 680,000
Deposits	308,000	304,000	88,000
Investments in unaffiliated entity	157,000	157,000	157,000
Deferred financing costs			26,000
Total	$ 1,192,000	$ 981,000	$ 951,000